Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
Prepaid Expenses and Other Receivables	NOTE 3:- PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2025	2024

Government authorities	$87	$103
Prepaid expenses	75	79
Others	8	31

	$170	$213